ACQUISITION OF BUSINESSES	6 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
ACQUISITION OF BUSINESSES	ACQUISITION OF BUSINESSES
When determining the basis of accounting for the Corporation’s investees, the Corporation evaluates the degree of influence that it exerts directly or through an arrangement over the investees’ relevant activities. Control is obtained when the Corporation has power over the acquired entities and an ability to use its power to affect the returns of these entities.
The Corporation accounts for business combinations using the acquisition method of accounting, pursuant to which identifiable tangible and intangible assets and liabilities are recognized and measured on the basis of their estimated fair values at the date of acquisition.
(a)Acquisitions completed in the six months ended June 30, 2026
There were no significant acquisitions during the six months ended June 30, 2026.
(b)Acquisitions completed in 2025
Industrials
Chemelex
On January 30, 2025, the Corporation, together with institutional partners, acquired a 100% economic interest in Chemelex, a leading manufacturer of electric heat tracing systems. Total consideration for the business was $1,656 million, funded with debt and equity. The Corporation received 100% of the voting rights, which provided the Corporation with control, and accordingly, the Corporation has consolidated the business for financial reporting purposes. The Corporation’s economic ownership interest in the business is 26%.
Goodwill of $673 million was recognized and represents the growth the Corporation expects to experience from the operations. The goodwill recognized was not deductible for income tax purposes. Intangible assets of $804 million were acquired as part of the transaction, comprising customer relationships of $498 million, brand and trademarks of $198 million, and developed technology and software of $108 million. Other items include $115 million of property, plant and equipment, $109 million of inventory, and $45 million of net other liabilities. Transaction costs of approximately $34 million were recorded as other expenses in the consolidated statements of operating results.